SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Vesting period of stock options	3 years
Maximum contractual life of stock options	10 years
Vesting period of restricted share units (RSUs)	up to three years or in full on the third anniversary of the grant date